Cover Page	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Entity Registrant Name	OTONOMO TECHNOLOGIES LTD.
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001842498
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Address, Address Line One	16 Abba Eban Blvd.
Entity Address, Country	IL
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	467256
Entity File Number	001-40744